Balance Sheet Components - Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components	$ 15,936	$ 53,383	$ 35,551
Finished goods	260,147	61,689	20,890
Total inventories	$ 276,083	$ 115,072	$ 56,441